UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

ITEM 1. SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET
TRUST

WESTERN ASSET MONEY MARKET FUND
WESTERN ASSET GOVERNMENT MONEY MARKET
FUND

FORM N-Q
MARCH 31, 2008

Western Asset Money Market Fund
Schedules of Investments (unaudited)	March 31, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.8%
Bank Notes — 0.9%
	Bank of America NA:
$130,000,000	4.000% due 5/15/08 (a)	$130,000,000
100,000,000	3.208% due 4/3/09 (b)	100,000,000
44,000,000	PNC Bank, 2.664% due 12/29/08 (b)	43,855,912
	Total Bank Notes	273,855,912
Certificates of Deposit — 51.4%
	ABN Amro Bank NV:
100,000,000	3.030% due 5/12/08	100,000,000
74,900,000	5.410% due 7/11/08	74,929,565
	Allied Irish Banks PLC:
110,000,000	4.770% due 4/1/08	110,000,000
67,000,000	3.200% due 4/25/08	67,000,000
128,000,000	4.880% due 6/10/08	128,000,000
120,000,000	American Express Bank, 2.730% due 4/28/08	120,000,000
	Banco Bilbao Vizcaya:
35,000,000	3.050% due 4/7/08	35,000,000
125,000,000	4.500% due 4/8/08	125,000,481
85,000,000	4.255% due 4/14/08	85,000,152
106,000,000	2.765% due 6/17/08	106,000,000
47,000,000	3.100% due 6/30/08	47,011,604
	Bank of America NA:
83,000,000	4.950% due 4/15/08	83,000,000
125,000,000	3.740% due 4/18/08	125,000,000
112,000,000	4.100% due 6/11/08	112,000,000
100,000,000	Bank of Ireland, 2.850% due 6/16/08	100,000,000
	Bank of Montreal:
253,000,000	4.340% due 4/9/08	253,000,000
38,000,000	3.050% due 5/1/08	38,000,000
224,000,000	3.740% due 7/17/08	224,000,000
60,000,000	3.710% due 7/22/08	60,130,415
64,700,000	3.250% due 7/29/08	64,767,137
90,000,000	3.030% due 8/7/08	90,000,000
54,500,000	3.000% due 8/22/08	54,500,000
	Bank of Nova Scotia:
158,000,000	3.150% due 4/25/08	158,001,425
120,000,000	2.570% due 5/27/08	120,000,000
70,560,000	4.800% due 6/6/08	70,560,000
103,000,000	2.660% due 6/30/08	103,000,000
31,000,000	5.170% due 7/7/08	31,000,000
50,000,000	5.030% due 9/17/08	50,000,000
110,000,000	2.600% due 10/1/08	110,000,000
	Bank of Scotland PLC:
87,000,000	5.080% due 4/18/08	87,003,412
88,000,000	5.040% due 4/21/08	88,000,000
98,000,000	4.910% due 4/23/08	98,006,686
88,000,000	4.700% due 5/1/08	87,996,195
105,000,000	2.705% due 8/13/08	105,000,000
80,000,000	3.500% due 10/22/08	80,173,110
150,000,000	4.614% due 2/6/09 (b)	150,000,000
	Bank of Tokyo:
100,000,000	5.000% due 4/18/08	100,000,000
100,000,000	5.230% due 5/9/08	100,000,000
120,000,000	3.020% due 5/12/08	120,000,000
75,000,000	5.260% due 5/19/08	75,000,000

See Notes to Schedules of Investments.

1

Western Asset Money Market Fund
Schedules of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
Certificates of Deposit — 51.4% (continued)
$99,000,000	5.240% due 5/27/08	$99,000,000
48,000,000	4.840% due 6/12/08	48,000,000
92,000,000	4.140% due 7/10/08	92,000,000
	Barclays Bank PLC NY:
37,350,000	5.090% due 4/17/08	37,351,727
14,298,000	4.820% due 5/27/08	14,298,000
70,000,000	3.050% due 6/6/08	70,000,000
100,000,000	2.650% due 6/20/08	100,000,000
82,000,000	3.150% due 7/31/08	82,000,000
64,000,000	3.050% due 8/25/08	64,000,000
90,000,000	2.850% due 9/8/08	90,000,000
84,000,000	2.820% due 11/13/08	84,000,000
	BNP Paribas NY Branch:
65,000,000	3.180% due 5/1/08	65,000,000
75,000,000	5.200% due 5/13/08	75,000,000
85,000,000	4.760% due 6/20/08	85,000,000
70,000,000	5.390% due 6/23/08	70,000,000
85,000,000	5.390% due 7/16/08	85,000,000
127,000,000	2.700% due 8/12/08	127,000,000
84,000,000	Calyon NY Branch, 3.150% due 4/25/08	83,999,352
	Canadian Imperial Bank:
125,000,000	3.050% due 5/5/08	125,000,000
101,000,000	2.850% due 5/13/08	101,000,000
87,087,000	4.860% due 6/3/08	87,087,000
165,000,000	2.800% due 6/16/08	165,000,000
100,000,000	2.490% due 7/7/08	100,000,000
58,000,000	4.180% due 11/5/08	57,785,086
	Citibank NA:
85,000,000	4.630% due 4/2/08	85,000,000
181,000,000	4.860% due 6/3/08	181,291,587
100,000,000	3.040% due 6/4/08	100,000,000
100,000,000	4.570% due 9/3/08	100,000,000
	Credit Suisse New York:
80,183,000	5.270% due 5/14/08	80,183,000
77,000,000	5.400% due 6/5/08	77,000,000
74,500,000	3.355% due 3/3/09 (b)	74,500,000
	Depfa Bank PLC:
85,000,000	4.600% due 4/4/08	85,000,000
88,000,000	4.380% due 4/10/08	88,000,000
85,000,000	3.040% due 5/5/08	85,000,000
145,000,000	3.065% due 5/27/08	145,000,000
170,000,000	4.400% due 6/9/08	170,000,000
100,000,000	3.020% due 6/23/08	100,000,000
	Deutsche Bank AG NY:
85,000,000	2.510% due 4/21/08	85,000,000
205,000,000	3.800% due 4/23/08	205,000,000
212,000,000	3.040% due 5/1/08	212,000,000
80,000,000	3.060% due 5/6/08	80,000,000
	Dexia Credit Local:
100,000,000	3.800% due 4/22/08	100,000,000
80,000,000	3.040% due 4/30/08	80,000,000
165,000,000	Dresdner Bank AG NY, 3.060% due 4/2/08	165,000,000
	Fortis Bank NY:
80,000,000	3.070% due 4/14/08	80,000,000
89,500,000	3.100% due 5/6/08	89,500,000
105,000,000	2.600% due 5/27/08	105,000,000

See Notes to Schedules of Investments.

2

Western Asset Money Market Fund
Schedules of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
Certificates of Deposit — 51.4% (continued)
$185,000,000	2.980% due 6/5/08	$185,000,000
90,000,000	2.700% due 6/30/08	90,000,000
	HBOS Treasury Services NY:
85,000,000	5.300% due 5/22/08	85,007,084
85,000,000	5.400% due 7/10/08	85,644,950
	HSBC Bank USA:
260,000,000	3.010% due 5/23/08	260,000,000
160,000,000	3.010% due 6/27/08	160,000,000
127,000,000	2.760% due 7/14/08	127,000,000
	Istituto Bancario SA:
111,000,000	2.860% due 6/30/08	111,002,755
75,000,000	3.264% due 3/5/09 (b)	75,000,000
	JPMorgan Chase:
76,370,000	5.130% due 4/14/08	76,370,000
179,000,000	2.970% due 5/27/08	179,000,000
	KBC Bank NV:
58,000,000	3.050% due 4/14/08	58,000,000
85,000,000	3.050% due 5/2/08	85,000,000
	Natixis:
80,000,000	4.500% due 4/8/08	80,024,427
100,000,000	3.000% due 8/1/08	100,029,822
78,300,000	3.000% due 8/4/08	78,300,000
50,000,000	Norddeutsche Landesbank, 3.000% due 4/4/08	50,000,000
	Nordea Bank Finland NY:
74,170,000	4.820% due 10/22/08	74,210,105
217,500,000	4.700% due 10/24/08	219,046,007
45,000,000	4.670% due 11/5/08	45,048,496
135,000,000	PNC Bank NA, 3.464% due 2/23/09 (b)	135,000,000
	Rabobank Nederland NY:
106,200,000	3.080% due 4/7/08	106,200,000
120,000,000	2.940% due 5/1/08	120,000,000
305,000,000	2.900% due 6/5/08	305,000,000
	Royal Bank of Canada NY:
135,000,000	4.630% due 5/2/08	135,000,000
86,000,000	5.360% due 6/5/08	86,017,223
182,000,000	2.750% due 7/2/08	182,000,000
200,000,000	2.900% due 8/1/08	200,000,000
48,000,000	2.970% due 8/25/08	48,019,104
75,000,000	2.410% due 9/19/08	75,000,000
	Royal Bank of Scotland NY:
120,000,000	5.190% due 5/5/08	120,000,000
39,100,000	4.920% due 6/4/08	39,099,954
210,000,000	2.710% due 6/17/08	210,000,000
50,000,000	3.750% due 7/22/08	50,114,577
85,000,000	Sanpaolo IMI, 3.910% due 4/15/08	85,002,579
114,000,000	Skandinaviska Enskilda Banken, 4.095% due 4/15/08	114,011,142
	Societe Generale NY:
80,100,000	3.280% due 4/25/08	80,100,000
100,000,000	2.640% due 6/24/08	100,000,000
75,000,000	5.200% due 7/25/08	75,000,000
85,000,000	2.800% due 7/26/08	85,000,000
	State Street Bank & Trust:
125,000,000	2.540% due 5/23/08	125,000,000
115,000,000	3.000% due 5/29/08	115,000,000
165,000,000	2.800% due 6/10/08	165,000,000

See Notes to Schedules of Investments.

3

Western Asset Money Market Fund
Schedules of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
Certificates of Deposit — 51.4% (continued)
	Svenska Handelsbanken NY:
$85,000,000	5.100% due 4/3/08	$85,000,000
50,000,000	4.400% due 4/9/08	50,000,550
152,000,000	3.150% due 4/28/08	152,001,469
85,000,000	3.050% due 5/5/08	85,001,593
85,000,000	3.020% due 5/21/08	85,000,000
48,000,000	4.895% due 6/3/08	48,002,869
122,000,000	2.800% due 6/12/08	122,000,000
75,000,000	5.005% due 10/9/08	75,001,893
	Toronto Dominion Bank NY:
70,000,000	4.700% due 4/2/08	70,000,000
85,000,000	5.360% due 4/9/08	85,000,000
82,000,000	4.800% due 4/24/08	82,000,000
59,400,000	3.020% due 5/2/08	59,400,000
90,000,000	4.860% due 5/30/08	90,000,000
61,250,000	4.860% due 6/9/08	61,250,000
86,000,000	4.840% due 6/16/08	86,000,000
106,000,000	2.680% due 8/18/08	106,000,000
105,000,000	2.860% due 9/8/08	105,000,000
	UBS AG Stamford CT:
100,000,000	4.090% due 7/1/08	100,000,000
89,000,000	5.030% due 9/15/08	89,000,000
	Unicredito Italiano SpA NY:
72,950,000	4.760% due 4/4/08	72,950,360
85,000,000	2.845% due 6/13/08	85,000,856
83,000,000	2.850% due 6/17/08	83,000,000
50,000,000	4.805% due 6/24/08	50,000,569
100,000,000	2.700% due 6/27/08	100,000,000
76,500,000	4.720% due 9/15/08	76,503,425
	Wachovia Bank NA:
145,000,000	4.800% due 5/27/08	145,000,000
86,500,000	4.500% due 12/1/08	86,500,000
80,000,000	Westpac Banking Corp., 4.640% due 4/3/08	80,000,088
	Total Certificates of Deposit	15,909,937,831
Certificates of Deposit (Euro) — 3.8%
85,000,000	ABN Amro Bank NV, 2.900% due 8/5/08	84,947,117
110,000,000	Banco Bilbao Vizcaya, 4.350% due 4/11/08	110,000,605
	Banco Santander:
110,000,000	4.440% due 4/10/08	110,001,088
135,000,000	4.200% due 6/16/08	135,008,400
150,000,000	4.190% due 7/15/08	150,004,282
85,000,000	3.010% due 8/4/08	85,013,086
122,000,000	2.960% due 8/13/08	122,004,474
	HSBC Bank PLC:
88,000,000	2.750% due 6/18/08	88,000,000
88,000,000	2.550% due 6/20/08	88,000,000
90,000,000	KBC Bank NV, 3.130% due 4/21/08	90,000,981
120,000,000	Unicredito Italiano SpA NY, 3.000% due 6/23/08	120,000,000
	Total Certificates of Deposit (Euro)	1,182,980,033
Commercial Paper — 34.2%
	ABN Amro Bank NV:
121,000,000	3.038% due 5/9/08 (c)	120,614,917
45,300,000	2.713% due 9/8/08 (c)	44,760,427
	Allied Irish Banks PLC:

See Notes to Schedules of Investments.

4

Western Asset Money Market Fund
Schedules of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
Commercial Paper — 34.2% (continued)
$75,400,000	4.355% due 4/3/08 (a)(c)	$75,381,946
127,000,000	3.155% due 4/30/08 (a)(c)	126,679,784
257,000,000	2.999% due 6/16/08 (a)(c)	255,422,810
98,000,000	3.036% due 8/21/08 (a)(c)	96,844,199
88,250,000	2.856% due 9/8/08 (a)(c)	87,145,895
	Archer Daniels Midland:
60,692,000	2.940% due 5/23/08 (a)(c)	60,436,015
50,000,000	2.991% due 6/6/08 (a)(c)	49,728,667
	Bank of America Corp.:
90,000,000	5.000% due 4/3/08 (c)	89,975,625
95,000,000	3.005% due 5/30/08 (c)	94,536,031
	Bank of Ireland:
120,000,000	4.634% due 4/4/08 (a)(c)	119,954,200
184,500,000	3.867% - 4.041% due 4/14/08 (a)(c)	184,241,757
52,500,000	3.223% due 4/15/08 (a)(c)	52,434,667
100,000,000	4.815% due 4/22/08 (a)(c)	99,725,833
88,000,000	3.001% due 5/28/08 (a)(c)	87,584,787
47,800,000	2.921% due 6/9/08 (a)(c)	47,534,311
84,000,000	3.009% due 6/17/08 (a)(c)	83,464,593
	BNZ International Funding Ltd.:
85,000,000	4.285% due 4/9/08 (a)(c)	84,919,911
127,000,000	4.049% due 4/10/08 (a)(c)	126,872,683
80,000,000	3.074% due 5/12/08 (a)(c)	79,722,111
50,000,000	4.093% due 7/14/08 (a)(c)	49,420,778
77,000,000	CBA Delaware Finance, 3.023% due 5/27/08 (c)	76,640,666
	Danske Corp.:
125,000,000	2.560% due 4/18/08 (a)(c)	124,849,184
125,000,000	2.455% due 6/18/08 (c)	124,339,166
100,000,000	2.648% due 8/4/08 (a)(c)	99,090,278
150,000,000	3.050% due 4/9/09 (a)(b)	150,000,000
69,500,000	Depfa Bank PLC, 2.870% due 6/4/08 (a)(c)	69,147,867
	Dexia Delaware:
150,000,000	3.002% due 5/20/08 (c)	149,391,584
188,000,000	3.064% due 5/28/08 (c)	187,149,719
56,600,000	Dresdner U.S. Finance, 2.833% due 5/8/08 (c)	56,435,954
	General Electric Capital Corp.:
84,000,000	5.227% due 4/25/08 (c)	83,718,320
30,000,000	5.173% due 5/2/08 (c)	29,871,350
150,000,000	4.737% due 5/19/08 (c)	149,078,000
100,000,000	5.141% due 6/3/08 (c)	99,133,750
105,000,000	4.497% due 8/25/08 (c)	103,147,625
125,000,000	2.727% due 9/2/08 (c)	123,561,597
525,000,000	Goldman Sachs Group Inc., 4.750% due 9/16/08 (d)	525,000,000
	ING Funding LLC:
46,500,000	4.692% due 4/3/08 (c)	46,488,117
120,000,000	4.697% due 5/2/08 (c)	119,522,600
50,000,000	2.987% due 6/10/08 (c)	49,712,222
102,940,000	2.668% due 6/16/08 (c)	102,364,108
135,000,000	2.948% due 6/26/08 (c)	134,058,300
50,000,000	2.950% due 6/30/08 (c)	49,635,000
170,000,000	2.725% due 7/14/08 (c)	168,698,555
93,213,926	Issuer Entity LLC, 3.478%, 10/30/08 (d)(e)	90,055,569
	JPMorgan Chase:
202,100,000	3.002% due 5/1/08 (c)	201,598,118
40,600,000	2.917% due 8/4/08 (c)	40,194,705

See Notes to Schedules of Investments.

5

Western Asset Money Market Fund
Schedules of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
Commercial Paper — 34.2% (continued)
$105,000,000	KBC Financial Products International, 2.850% due 6/9/08 (a)(c)	$104,430,462
	Lloyds Bank PLC:
100,000,000	4.649% due 4/1/08 (c)	100,000,000
165,000,000	3.013% due 5/27/08 (c)	164,232,566
150,425,000	2.931% due 5/30/08 (c)	149,707,598
230,000,000	2.901% due 6/6/08 (c)	228,785,600
450,000,000	Morgan Stanley Master Note, 3.800% due 4/1/08	450,000,000
85,000,000	Natexis Banques Populaires NY, 2.775% due 6/16/08 (c)	84,505,631
170,000,000	Natixis, 2.897% due 4/9/08 (a)(c)	169,890,822
	Nestle Capital Corp.:
80,000,000	2.822% due 6/4/08 (c)	79,601,778
66,877,000	2.302% due 6/13/08 (a)(c)	66,566,449
115,500,000	2.302% due 6/18/08 (a)(c)	114,926,928
105,000,000	Royal Bank of Scotland PLC, 2.733% due 8/21/08 (a)(c)	103,881,750
	Sanpaolo IMI U.S. Financial Co.:
170,000,000	4.470% due 4/7/08 (c)	169,874,767
138,900,000	4.434% due 4/8/08 (c)	138,781,568
65,000,000	4.235% due 4/11/08 (c)	64,924,347
125,000,000	2.997% due 5/22/08 (c)	124,473,177
144,100,000	Santander Centro Hispano LLC, 2.896% due 6/27/08 (c)	143,100,547
	Skandinaviska Enskilda Banken:
88,000,000	3.018% due 5/1/08 (a)(c)	87,780,367
79,500,000	3.020% due 5/2/08 (a)(c)	79,294,625
134,500,000	3.063% due 5/7/08 (a)(c)	134,091,120
100,000,000	3.781% due 5/19/08 (a)(c)	99,502,000
132,000,000	2.894% due 7/7/08 (a)(c)	130,981,015
97,000,000	2.942% due 7/30/08 (a)(c)	96,062,334
	Societe Generale N.A.:
35,000,000	3.059% due 4/15/08 (c)	34,958,486
170,000,000	2.739% due 6/17/08 (c)	169,010,978
	Swedbank:
75,000,000	3.211% due 4/7/08 (c)	74,960,000
126,600,000	3.203% - 3.876% due 4/14/08 (c)	126,436,365
30,000,000	3.204% due 4/16/08 (c)	29,960,250
150,000,000	3.275% due 4/18/08 (c)	149,769,792
84,000,000	3.140% due 5/7/08 (c)	83,738,340
85,000,000	2.820% due 6/10/08 (c)	84,537,222
135,000,000	2.860% due 6/11/08 (c)	134,243,850
100,000,000	Swedish Export Credit, 2.839% due 5/22/08 (c)	99,600,500
	Toyota Motor Credit Corp.:
36,900,000	5.184% due 5/2/08 (c)	36,741,443
110,000,000	2.888% due 6/27/08 (c)	109,239,717
120,000,000	2.859% due 7/8/08 (c)	119,075,533
	UBS Finance Delaware LLC:
27,900,000	2.925% due 4/1/08 (c)	27,900,000
145,000,000	3.055% due 4/21/08 (c)	144,755,111
100,000,000	5.238% due 6/3/08 (c)	99,118,000
94,000,000	2.879% due 6/5/08 (c)	93,514,595
27,220,000	3.003% due 7/23/08 (c)	26,967,096
100,000,000	2.942% due 7/31/08 (c)	99,025,278
100,000,000	Unicredit Delaware Inc., 2.840% due 6/10/08 (c)	99,451,666
80,000,000	Unicredito Italiano SpA, 4.494% due 4/14/08 (a)(c)	79,871,733
	Westpac Banking Corp.:
95,011,000	4.347% - 4.368% due 4/8/08 (a)(c)	94,931,447
75,000,000	3.023% due 5/2/08 (a)(c)	74,806,250
46,750,000	3.012% due 5/7/08 (a)(c)	46,610,218

See Notes to Schedules of Investments.

6

Western Asset Money Market Fund
Schedules of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
Commercial Paper — 34.2% (continued)
$71,400,000	2.593% due 9/12/08 (a)(c)	$70,567,317
	Total Commercial Paper	10,565,470,939
Corporate Bonds & Notes — 1.3%
150,000,000	Australia & New Zealand, 3.351% due 3/2/09 (a)(b)	150,000,000
115,000,000	Bank of America Corp., 3.375% due 2/17/09	115,543,909
62,375,000	Kimberly-Clark Corp., 4.420% due 12/19/08 (a)	62,296,861
75,000,000	Royal Bank of Scotland Group PLC, 2.370% due 6/6/08 (a)(b)	75,003,511
	Total Corporate Bonds & Notes	402,844,281
Medium-Term Notes — 2.7%
75,000,000	ANZ National International Ltd., 3.210% due 2/9/09 (a)(b)	75,000,000
	Axon Financial Funding LLC:
50,000,000	3.040% due 5/15/08 (d)(f)(g)	49,999,705
20,000,000	5.360% due 5/22/08 (d)(f)(g)	20,000,000
100,000,000	2.644% due 5/23/08 (d)(f)(g)	100,000,000
100,000,000	2.589% due 6/25/08 (d)(f)(g)	99,997,677
50,000,000	5.420% due 7/3/08 (d)(f)(g)	50,000,000
50,000,000	Cheyne Finance LLC, 2.324% due 5/23/08 (d)(g)(h)	50,000,000
70,000,000	Nightingale Finance LLC, Notes, 3.983% due 7/11/08 (a)(b)	69,997,192
	Orion Finance USA LLC:
50,000,000	2.629% due 5/23/08 (d)(g)(i)	50,000,000
100,000,000	2.635% due 5/23/08 (d)(g)(i)	100,000,000
43,050,000	Royal Bank of Scotland PLC, 2.730% due 3/4/09 (a)(b)	43,050,000
	Toyota Motor Credit Corp.:
40,500,000	5.320% due 6/2/08	40,500,000
50,000,000	3.100% due 10/6/08 (b)	49,982,082
50,000,000	White Pine Finance LLC, 2.155% due 5/16/08 (d)(g)(j)	50,000,000
	Total Medium-Term Notes	848,526,656
Time Deposits — 2.3%
35,000,000	Bank of Tokyo, 3.000% due 4/1/08	35,000,000
250,000,000	BNP Paribas Grand Cayman, 3.000% due 4/1/08	250,000,000
334,133,000	Calyon Grand Cayman, 3.000% due 4/1/08	334,133,000
100,000,000	RBS, 3.000% due 4/1/08	100,000,000
	Total Time Deposits	719,133,000
U.S. Government Agencies — 4.2%
	Federal Farm Credit Bank (FFCB):
55,000,000	2.290% due 2/11/09 (b)	54,981,134
100,000,000	Bonds, 2.688% due 9/17/08 (b)	99,995,408
	Federal Home Loan Bank (FHLB):
67,000,000	4.500% due 10/24/08	67,052,111
45,000,000	2.949% due 12/3/08 (b)	45,000,000
47,500,000	2.330% due 1/30/09 (b)	47,500,000
	Bonds:
125,000,000	2.370% due 8/7/09 (b)	125,000,000
250,000,000	2.584% due 8/27/09 (b)	249,930,365
	Federal Home Loan Mortgage Corp. (FHLMC):
80,000,000	Discount Notes, 2.555% due 9/12/08 (c)	79,081,600
73,500,000	Notes, 2.608% due 9/28/09 (b)	73,467,356
	Federal National Mortgage Association (FNMA):
	Discount Notes:
55,284,000	2.544% due 8/29/08 (c)	54,705,822
75,000,000	2.122% due 9/24/08 (c)	74,230,000
50,750,000	2.009% due 2/27/09 (c)	49,827,985

See Notes to Schedules of Investments.

7

Western Asset Money Market Fund
Schedules of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
U.S. Government Agencies — 4.2% (continued)
	Notes:
$75,000,000	2.320% due 1/16/09 (b)	$75,000,000
97,500,000	2.310% due 1/23/09 (b)	97,492,066
100,000,000	2.330% due 9/3/09 (b)	100,000,000
	Total U.S. Government Agencies	1,293,263,847

	TOTAL INVESTMENTS — 100.8% (Cost — $31,196,012,499#)	31,196,012,499
	Liabilities in Excess of Other Assets — (0.8)%	(254,157,598)
	TOTAL NET ASSETS — 100.0%	$30,941,854,901

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.
(c)	Rate shown represents yield-to-maturity.
(d)	Illiquid security.
(e)	The Fund received partial principal payments and the remaining principal was restructured with a maturity date of October 30, 2008. The Fund has determined that it is currently in its best interest to continue to hold this security.
(f)	On November 20, 2007, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold these securities.
(g)	Date shown is the date of the next interest rate change. Both principal and interest are currently in default.
(h)	On October 17, 2007 an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold this security.
(i)	On January 14, 2008, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold these securities.
(j)	On February 12, 2008, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold this security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

8

Western Asset Government Money Market Fund
Schedules of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 101.4%
U.S. Government Agencies — 94.3%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$50,000,000	2.200% due 4/17/08 (a)	$49,998,901
75,000,000	2.645% due 6/18/08 (a)	74,998,415
100,000,000	2.300% due 8/1/08 (a)	100,000,000
73,900,000	2.688% due 9/17/08 (a)	73,896,606
75,000,000	2.330% due 9/22/08 (a)	75,000,000
25,000,000	2.300% due 11/3/08 (a)	24,998,545
50,000,000	2.240% due 11/5/08 (a)	50,000,000
50,000,000	2.250% due 11/13/08 (a)	50,000,000
100,000,000	2.280% due 11/21/08 (a)	99,993,683
75,000,000	2.290% due 12/17/08 (a)	74,994,737
75,000,000	2.210% due 1/23/09 (a)	74,997,347
50,000,000	2.300% due 2/6/09 (a)	50,000,000
50,000,000	2.210% due 5/15/09 (a)	49,994,405
100,000,000	2.449% due 9/21/09 (a)	99,926,832
52,000,000	2.370% due 3/5/10 (a)	52,000,000
	Discount Notes:
25,000,000	4.636% due 4/15/08 (b)	24,955,958
25,000,000	4.246% due 4/23/08 (b)	24,936,292
20,000,000	4.187% due 5/29/08 (b)	19,867,889
25,000,000	4.103% due 6/4/08 (b)	24,821,333
20,000,000	4.207% due 6/24/08 (b)	19,807,733
20,000,000	4.208% due 6/25/08 (b)	19,805,444
15,000,000	5.095% due 7/22/08 (b)	14,773,667
50,000,000	2.517% due 7/23/08 (b)	49,609,208
30,000,000	2.529% due 7/25/08 (b)	29,760,417
50,000,000	2.460% due 8/19/08 (b)	49,527,500
8,800,000	4.503% due 9/18/08 (b)	8,620,896
9,774,000	4.495% due 9/23/08 (b)	9,569,696
61,000,000	2.477% due 12/1/08 (b)	59,995,330
50,000,000	2.460% due 12/17/08 (b)	49,129,722
49,795,000	2.465% due 1/20/09 (b)	48,814,951
	Federal Home Loan Bank (FHLB):
100,000,000	3.096% due 10/29/08 (a)	100,005,044
75,000,000	2.870% due 11/21/08 (a)	75,000,000
85,000,000	2.670% due 8/7/09 (a)	84,976,979
	Bonds:
100,000,000	4.569% due 4/2/08 (a)	99,997,548
50,000,000	2.930% due 8/21/08 (a)	50,014,539
85,000,000	3.558% due 10/24/08 (a)	84,983,904
75,000,000	2.902% due 11/4/08 (a)	75,000,000
65,000,000	2.976% due 2/11/09 (a)	65,000,000
50,000,000	2.945% due 2/18/09 (a)	50,000,000
100,000,000	2.970% due 8/6/09 (a)	99,979,968
50,000,000	2.370% due 8/7/09 (a)	50,000,000
76,500,000	2.584% due 8/27/09 (a)	76,478,692
	Discount Notes:
3,912,000	1.500% due 4/1/08 (b)	3,912,000
97,500,000	2.112% due 4/16/08 (b)	97,414,281
309,112,000	2.113% due 4/23/08 (b)	308,713,417
50,000,000	2.959% due 4/25/08 (b)	49,902,100
31,400,000	2.744% due 5/5/08 (b)	31,319,040

See Notes to Schedules of Investments.

9

Western Asset Government Money Market Fund
Schedules of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
U.S. Government Agencies — 94.3% (continued)
$50,000,000	2.729% due 5/14/08 (b)	$49,838,153
20,000,000	2.749% due 5/16/08 (b)	19,931,750
50,000,000	4.249% due 5/28/08 (b)	49,670,667
50,000,000	2.563% due 8/13/08 (b)	49,529,139
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
27,650,000	4.300% due 4/11/08 (b)	27,617,550
50,000,000	4.318% due 4/21/08 (b)	49,882,222
200,000,000	2.113% due 4/23/08 (b)	199,742,111
225,000,000	4.165% - 4.263% due 4/25/08 (b)	224,376,333
76,974,000	2.870% due 4/28/08 (b)	76,809,468
81,787,000	2.742% - 4.279% due 4/30/08 (b)	81,560,733
144,500,000	4.210% - 4.274% due 5/12/08 (b)	143,815,662
50,000,000	3.528% due 5/22/08 (b)	49,753,146
25,770,000	5.238% due 5/27/08 (b)	25,570,569
25,000,000	4.249% due 6/16/08 (b)	24,780,444
129,123,000	2.544% due 6/20/08 (b)	128,399,911
100,000,000	2.612% due 6/23/08 (b)	99,402,861
100,000,000	2.563% due 6/27/08 (b)	99,386,167
145,983,000	2.554% due 7/10/08 (b)	144,957,064
32,655,000	2.541% due 8/4/08 (b)	32,370,403
47,382,000	2.501% due 8/11/08 (b)	46,952,877
14,349,000	2.348% due 9/2/08 (b)	14,206,594
75,000,000	2.556% due 9/12/08 (b)	74,139,000
50,000,000	2.138% due 9/22/08 (b)	49,488,875
50,000,000	2.090% due 9/29/08 (b)	49,474,597
12,500,000	4.021% due 12/8/08 (b)	12,163,155
70,000,000	2.422% - 2.488% due 2/2/09 (b)	68,577,140
50,000,000	2.100% due 3/30/09 (b)	48,941,250
	Notes:
23,585,000	4.250% due 6/23/08	23,530,352
125,000,000	2.536% due 9/30/08 (a)	124,964,944
55,581,000	4.875% due 2/17/09	56,715,925
75,000,000	2.745% due 9/18/09 (a)	75,000,000
50,000,000	2.539% due 9/21/09 (a)	50,000,000
	Federal National Mortgage Association (FNMA):
35,141,000	3.875% due 11/17/08	35,410,755
	Discount Notes:
6,893,000	4.238% due 4/16/08 (b)	6,881,023
146,496,000	2.712% - 4.211% due 4/30/08 (b)	146,090,371
25,000,000	4.331% due 5/7/08 (b)	24,894,025
164,825,000	2.732% - 4.275% due 5/14/08 (b)	164,114,903
170,575,000	2.734% - 4.248% due 5/21/08 (b)	169,863,190
19,643,000	4.216% due 5/28/08 (b)	19,514,551
25,000,000	5.278% - 5.323% due 5/30/08 (b)	24,794,156
60,000,000	2.060% due 6/18/08 (b)	59,733,500
86,765,000	4.248% - 4.270% due 6/25/08 (b)	85,912,219
21,317,000	2.527% due 7/9/08 (b)	21,170,446
49,644,000	2.528% - 2.546% due 7/16/08 (b)	49,276,643
37,049,000	2.047% due 8/20/08 (b)	36,754,430
35,000,000	4.120% due 8/29/08 (b)	34,416,667
250,000,000	2.111% - 2.112% due 9/17/08 (b)	247,547,153
100,000,000	2.072% due 12/26/08 (b)	98,475,666
105,071,000	2.427% - 2.488% due 1/30/09 (b)	102,947,900
67,520,000	1.988% - 2.249% due 2/27/09 (b)	66,178,960
	Notes:

See Notes to Schedules of Investments.

10

Western Asset Government Money Market Fund
Schedules of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value
U.S. Government Agencies — 94.3% (continued)
$50,000,000	2.350% due 1/9/09 (a)	$50,000,000
50,000,000	2.320% due 1/16/09 (a)	50,000,000
200,000,000	2.310% due 1/23/09 (a)	199,971,083
75,000,000	2.330% due 9/3/09 (a)	75,000,000
	Total U.S. Government Agencies
	(Cost — $6,897,989,722)	6,897,989,722
Repurchase Agreement — 7.1%
522,284,000	Deutsche Bank Securities Inc. tri-party repurchase agreement dated 3/31/08,
	2.250% due 4/1/08; Proceeds at maturity - $522,316,643; (Fully
	collateralized by various U.S. government agency obligations, 0.000% to
	5.800% due 11/03/09 to 02/09/26; Market value - $532,730,071)
	(Cost - $522,284,000)	522,284,000
	TOTAL INVESTMENTS — 101.4% (Cost — $7,420,273,722#)	7,420,273,722
	Liabilities in Excess of Other Assets — (1.4)%	(105,258,868)
	TOTAL NET ASSETS — 100.0%	$7,315,014,854

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.
(b)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

11

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of the Legg Mason Partners Money Market Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Funds' policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(b) Credit and Market Risks. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

The fair value of these securities may be different than the amortized cost value reported in the Statement of Investments for the Fund. As of the date of this report, the Fund continued to meet the requirements under Rule 2a-7 that permits the Fund to utilize amortized cost to value its securities.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective December 1, 2007, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds' investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds' use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

12

Notes to Schedules of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value:

Western Asset Money Market Fund
Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	3/31/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$31,196,012,499	-	$31,196,012,499	-

Western Asset Government Money Market Fund
Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	3/31/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$7,420,273,722	-	$7,420,273,722	-

3. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds' financial statements and related disclosures.

13

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: May 28, 2008